Financial Risk Management - Additional Information (Detail) $ in Millions, ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on financial instruments, net of taxes	€ 20,100,000	€ (19,700,000)		€ 8,400,000
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0	0		0
Gain (loss) from reclassification adjustment from AOCI on derivatives	(11,800,000)	3,100,000	[1]	(2,400,000)	[1]
Gain (loss) from derivative financial instruments measured at fair value	24,200,000	126,400,000		(81,200,000)
Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates	10,300,000	2,600,000
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(22,800,000)	(17,000,000)
Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax	10,900,000	(12,500,000)		10,400,000
Gain (loss) on financial instruments, net of taxes	9,700,000	(11,200,000)		9,300,000
Gain (Loss) on Derivative Used in Net Investment Hedge, after Tax	(11,900,000)	13,900,000
Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax	(1,400,000)	0		€ 200,000
Forward Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial instruments, notional amount	134,100,000	1,146,200,000				$ 8.8	$ 348.6	¥ 6.0	$ 16.6	$ 796.3	¥ 7.4
United States of America, Dollars | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(8,700,000)	(6,500,000)
Japan, Yen | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(1,700,000)	(1,800,000)
Taiwan, New Dollars | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(6,500,000)	(5,300,000)
All Other Types [Member] | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(5,900,000)	(3,400,000)
Equity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates	0	100,000
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	11,500,000	(5,800,000)
Equity [Member] | United States of America, Dollars
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	28,200,000	15,600,000
Equity [Member] | Japan, Yen
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(4,000,000)	900,000
Equity [Member] | Taiwan, New Dollars
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(12,700,000)	(22,300,000)
Equity [Member] | All Other Types [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 0	€ 0

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.